Schedule of lease obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Lease obligations	$ 651
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease obligations	318
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	125
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	76
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	76
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	$ 56